Summarized Disaggregated Revenue From Contracts With Customers By Product Line (Detail)		12 Months Ended
		Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Segment Reporting Information [Line Items]
Sales by Product Line		100.00%	100.00%	100.00%
Media
Segment Reporting Information [Line Items]
Sales by Product Line	[1]	68.00%	69.00%	70.00%
Digital
Segment Reporting Information [Line Items]
Sales by Product Line	[2]	2.00%	3.00%	3.00%
Other
Segment Reporting Information [Line Items]
Sales by Product Line	[3]	30.00%	28.00%	27.00%

[1]	Includes tangible books, music, movies and newsstand.
[2]	Includes NOOK®, related accessories, eContent and warranties.
[3]	Includes Toys & Games, café products, gifts and miscellaneous other.